State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

February 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:	Wasatch Funds, Inc. (the “Company”)
File Nos. 33-010451, 811-04920
Post Effective Amendment No. 49

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectus dated January 31, 2010 for Wasatch Heritage Value Fund does not differ from that contained in Post-Effective Amendment No. 49 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2010 (Accession #0001193125-10-015825).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles